Consolidated income statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated income statements
Revenue	€ 266,765	€ 256,127	€ 232,023
Cost of sales	(115,940)	(110,996)	(103,255)
Gross profit	150,826	145,131	128,768
Research and development expenses	(44,400)	(38,098)	(37,568)
Sales and marketing expenses	(61,620)	(57,822)	(62,125)
General and administrative expenses	(39,597)	(37,068)	(35,143)
Net other operating income/(expense)	4,223	(6,524)	3,196
Operating profit (loss)	9,432	5,619	(2,872)
Financial expenses	(2,969)	(3,865)	(4,420)
Financial income	7,677	5,019	6,114
Profit (loss) before taxes	14,139	6,772	(1,178)
Income tax benefit/(expense)	(733)	(78)	(975)
Net profit (loss) for the year	13,406	6,695	(2,153)
Net profit (loss) attributable to:
The owners of the parent	13,436	6,722	(2,123)
Non-controlling interest	€ (30)	€ (27)	€ (29)